FINANCIAL INSTRUMENT RISK MANAGEMENT (Details Narrative) - USD ($)	Apr. 30, 2023	Oct. 31, 2022
Notes and other explanatory information [abstract]
Maximum credit risk	$ 152,604	$ 175,256